Goodwill and Other Intangible Assets (Details) - Other intangible assets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,860,000
Net Accumulated Amortization	124,500
Intangible Assets	1,735,500
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	360,000
Net Accumulated Amortization	25,000
Intangible Assets	335,000
Customer Lists and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,500,000
Net Accumulated Amortization	99,500
Intangible Assets	$ 1,400,500